Dividends (Tables)	12 Months Ended
Dec. 31, 2018
Dividends
Schedule of dividends

	2018			2017			2016
	Pence per			Pence per			Pence per
	share		£m	share		£m	share		£m
Dividends relating to reporting year:
First interim ordinary dividend	15.67	p	406	14.50	p	375	12.93	p	333
Second interim ordinary dividend	33.68	p	873	32.50	p	841	30.57	p	789
Total	49.35	p	1,279	47.00	p	1,216	43.50	p	1,122
Dividends paid in reporting year:
Current year first interim ordinary dividend	15.67	p	404	14.50	p	373	12.93	p	332
Second interim ordinary dividend for prior year	32.50	p	840	30.57	p	786	26.47	p	679
Special dividend for prior year	—		—	—		—	10.00	p	256
Total	48.17	p	1,244	45.07	p	1,159	49.40	p	1,267